GOVERNMENT FEES AND OTHER TAXES (Schedule of Government Fees and Other Taxes Consist) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of government fees and other taxes [Abstract]
Government fees	$ 63	$ 210
Other taxes	2,311	1,905
Total government fees and other taxes consist	$ 2,374	$ 2,115